Long-Term Investments, Net (Details) - Schedule of Investment Income Is Recorded As Other Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Investment Income Is Recorded As Other Income Abstract
Unrealized loss from the changes in fair value – Investment C	$ (168)	$ (5,683,988)	$ 98	$ (3,535,053)	$ 5,330,652	$ 12,398,717
Realized gain from sale of Investment C			1,541,736			139,122,485
Unrealized loss (including impairment) – Investment F	(1,000,119)		(1,427,771)		(6,898,549)
Dividend income	558,719		1,167,433		1,154,749
Investment loss, net	$ (441,568)	$ (5,683,988)	$ 1,281,496	$ (3,535,053)	$ (8,937,431)	$ 130,255,232